LOANS (covered) - Changes in Covered Other Real Estate Owned (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 44,818	$ 35,257	$ 12,916
Additions	20,675	49,633	32,064
Disposals	29,864	34,542	9,280
Write-downs	6,767	5,530	443
Balance at end of period	28,862	44,818	35,257
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	16,759	46,880	22,237
Disposals	27,044	26,693	4,744
Write-downs	5,872	4,407	414
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	3,916	2,753	9,827
Disposals	2,820	7,849	4,536
Write-downs	$ 895	$ 1,123	$ 29